Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule Providing Components of Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Restructuring charges(a):
Employee terminations	$(34)	$940	$489
Asset impairments(b)	190	142	254
Exit costs	21	74	68
Total restructuring charges	178	1,156	811
Transaction costs(c)	4	127	123
Integration costs(d)	305	441	219
Restructuring charges and certain acquisition-related costs	487	1,724	1,152
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(e):
Cost of sales	91	201	117
Selling, informational and administrative expenses	—	—	—
Research and development expenses	—	7	5
Total additional depreciation––asset restructuring	91	207	122
Implementation costs recorded in our consolidated statements of income as follows(f):
Cost of sales	118	230	102
Selling, informational and administrative expenses	71	81	82
Research and development expenses	38	25	14
Other (income)/deductions––net	—	3	5
Total implementation costs	227	340	203
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$805	$2,271	$1,478

(a)
In 2017, restructuring charges are primarily associated with our acquisitions of Hospira and Medivation, as well as cost-reduction and productivity initiatives not associated with acquisitions. In 2016, restructuring charges are largely associated with cost-reduction and productivity initiatives not associated with acquisitions, as well as our acquisitions of Hospira and Medivation. In 2015, restructuring charges are largely associated with.cost-reduction and productivity initiatives not associated with acquisitions. In 2017, Employee terminations primarily include revisions of our estimates of severance benefits. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.

The restructuring activities in 2017 are associated with the following:

•	IH ($64 million income); EH ($4 million income); WRD/GPD ($80 million); manufacturing operations ($115 million); and Corporate ($51 million).
The restructuring activities in 2016 are associated with the following:

•	IH ($272 million); EH ($158 million); WRD/GPD ($169 million); manufacturing operations ($368 million); and Corporate ($189 million),
The restructuring activities in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:

•	IH ($85 million); EH ($402 million); WRD/GPD ($80 million); manufacturing operations ($80 million); and Corporate ($164 million).
In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.

(b)
The asset impairment charges for 2017 are largely associated with our acquisitions of Hospira and Medivation. The asset impairment charges included in restructuring charges for 2017 and 2016 are primarily associated with abandoned assets. The asset impairment charges for 2015 are primarily associated with our acquisition of Hospira. See (a) above for additional information.

(c)
Transaction costs represent external costs for banking, legal, accounting and other similar services, which in 2017 are directly related to our acquisitions of Hospira, Anacor and Medivation. Transaction costs in 2016 are mostly related to our acquisitions of Medivation and Anacor, and the terminated transaction with Allergan. Transaction costs in 2015 represent external costs directly related to the acquisition of Hospira and the terminated transaction with Allergan and primarily include expenditures for banking, legal, accounting and other similar services.

(d)
Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2017, integration costs primarily relate to our acquisitions of Hospira and Medivation, as well as a net gain of $12 million related to the settlement of the Hospira U.S. qualified defined benefit pension plan (see Note 11). In 2016, integration costs primarily relate to our acquisition of Hospira and the terminated transaction with Allergan. Integration costs in 2015 represent external incremental costs directly related to our acquisition of Hospira.

(e)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.

(f)	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

Schedule of Restructuring Reserve by Type of Cost

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, January 1, 2016	$1,109	$—	$48	$1,157
Provision	940	142	74	1,156
Utilization and other(a)	(502)	(142)	(86)	(730)
Balance, December 31, 2016(b)	1,547	—	36	1,583
Provision	(34)	190	21	178
Utilization and other(a)	(474)	(190)	9	(656)
Balance, December 31, 2017(c)	$1,039	$—	$66	$1,105

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($863 million) and Other noncurrent liabilities ($720 million).

(c)	Included in Other current liabilities ($643 million) and Other noncurrent liabilities ($462 million).